Financial Instruments and Financial Risk Management - Schedule of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt investments at fair value through profit or loss
Mutual Fund	$ 555
Unlisted equity securities	82	82
Debt investments at fair value through OCI
Total financial assets	9,893	82
Financial liabilities
Derivative financial instruments	148	109
Total financial liabilities	148	109
U.S. corporate bonds [Member]
Debt investments at fair value through OCI
Total financial assets	3,534
Israel corporate bonds [Member]
Debt investments at fair value through OCI
Total financial assets	1,378
U.K. corporate bonds [Member]
Debt investments at fair value through OCI
Total financial assets	907
Other corporate bonds [Member]
Debt investments at fair value through OCI
Total financial assets	3,137
Israel government bonds [Member]
Debt investments at fair value through OCI
Total financial assets	300
Level 1 [Member]
Debt investments at fair value through profit or loss
Mutual Fund	555
Unlisted equity securities
Debt investments at fair value through OCI
Total financial assets	555
Financial liabilities
Derivative financial instruments
Total financial liabilities
Level 1 [Member] | U.S. corporate bonds [Member]
Debt investments at fair value through OCI
Total financial assets
Level 1 [Member] | Israel corporate bonds [Member]
Debt investments at fair value through OCI
Total financial assets
Level 1 [Member] | U.K. corporate bonds [Member]
Debt investments at fair value through OCI
Total financial assets
Level 1 [Member] | Other corporate bonds [Member]
Debt investments at fair value through OCI
Total financial assets
Level 1 [Member] | Israel government bonds [Member]
Debt investments at fair value through OCI
Total financial assets
Level 2 [Member]
Debt investments at fair value through profit or loss
Mutual Fund
Unlisted equity securities
Debt investments at fair value through OCI
Total financial assets	9,256
Financial liabilities
Derivative financial instruments
Total financial liabilities
Level 2 [Member] | U.S. corporate bonds [Member]
Debt investments at fair value through OCI
Total financial assets	3,534
Level 2 [Member] | Israel corporate bonds [Member]
Debt investments at fair value through OCI
Total financial assets	1,378
Level 2 [Member] | U.K. corporate bonds [Member]
Debt investments at fair value through OCI
Total financial assets	907
Level 2 [Member] | Other corporate bonds [Member]
Debt investments at fair value through OCI
Total financial assets	3,137
Level 2 [Member] | Israel government bonds [Member]
Debt investments at fair value through OCI
Total financial assets	300
Level 3 [Member]
Debt investments at fair value through profit or loss
Mutual Fund
Unlisted equity securities	82	82
Debt investments at fair value through OCI
Total financial assets	82	82
Financial liabilities
Derivative financial instruments	148	109
Total financial liabilities	148	$ 109
Level 3 [Member] | U.S. corporate bonds [Member]
Debt investments at fair value through OCI
Total financial assets
Level 3 [Member] | Israel corporate bonds [Member]
Debt investments at fair value through OCI
Total financial assets
Level 3 [Member] | U.K. corporate bonds [Member]
Debt investments at fair value through OCI
Total financial assets
Level 3 [Member] | Other corporate bonds [Member]
Debt investments at fair value through OCI
Total financial assets
Level 3 [Member] | Israel government bonds [Member]
Debt investments at fair value through OCI
Total financial assets